Commitments and Contingencies (Details)					6 Months Ended
	Jun. 05, 2024	Mar. 31, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)		$ 250,000
Percentage of PIPE financing proceeds				5.00%
Percentage of interest rate					49.50%	49.50%
Equity interest in CRML expending amount (in Dollars)					$ 10,000,000
Bank guarantees (in Euro) | €						€ 20,000
Rimbal Pty Ltd [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital	92.50%
Tanbreez Mining Greenland A/S [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital	92.50%
CRML [Member] | Stage 1 Interest [Member]
Commitments and Contingencies [Line Items]
Percentage of interest rate					42.00%	42.00%
CRML [Member] | Stage 2 Interest [Member]
Commitments and Contingencies [Line Items]
Percentage of equity interests					50.50%	50.50%
European Lithium Limited [Member]
Commitments and Contingencies [Line Items]
Percentage of interest rate					7.50%	7.50%
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Percentage of PIPE financing proceeds				5.00%
Percentage of total offering size				5.00%
First Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)			$ 1,250,000	$ 3,331,718
Second Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)			1,250,000	3,331,718
Third Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)			$ 1,250,000	$ 6,663,435
Percentage of PIPE financing proceeds			5.00%